VESSELS UNDER CAPITAL LEASES, NET - Summary of Purchase Options (Details) - Golden Eclipse [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Capital Leased Assets [Line Items]
April 2018	$ 38,000
April 2019	36,250
April 2020	$ 33,550